SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2024
Segment Information
Schedule of geographic distribution

	Three months ended March 31, 2024			Three months ended March 31, 2023
	Canada	USA	Total	Canada	USA	Total
	$	$	$	$	$	$
Bus Sales	7,016	—	7,016	—	987	987
Truck Sales	4,842	—	4,842	480	—	480
Vehicle Sales	11,858	—	11,858	480	987	1,467

Spare part sales	1,101	228	1,329	972	210	1,182
Operating lease revenue	7	40	47	—	—	—
Other revenue	1,108	268	1,376	972	210	1,182

Total Revenue	12,966	268	13,234	1,452	1,197	2,649